Schedule of Investments (unaudited)
January 31, 2025
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.4%
BWX Technologies, Inc.	55,423	$ 6,258,919
Curtiss-Wright Corp.	6,783	2,353,294
General Dynamics Corp.	405,170	104,120,587
HEICO Corp.	2,550	609,297
HEICO Corp., Class A	7,597	1,445,937
Huntington Ingalls Industries, Inc.	85,762	16,917,412
L3Harris Technologies, Inc.	294,663	62,471,503
Lockheed Martin Corp.	403,811	186,944,302
Northrop Grumman Corp.	194,510	94,778,888
RTX Corp.	2,197,684	283,391,352
		759,291,491
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc.	202,658	20,162,445
Expeditors International of Washington, Inc.	131,447	14,929,750
		35,092,195
Automobile Components — 0.0%
Gentex Corp.	283,189	7,340,259
Automobiles — 0.0%
Thor Industries, Inc.	73,625	7,571,595
Banks — 8.9%
BancFirst Corp.	30,958	3,686,479
Bank of America Corp.	11,573,587	535,857,078
Bank OZK	300,992	15,287,384
BOK Financial Corp.	40,606	4,483,715
Cadence Bank	145,900	5,135,680
Cathay General Bancorp	152,149	7,225,556
Citigroup, Inc.	4,520,272	368,085,749
Commerce Bancshares, Inc.	164,382	10,980,718
Cullen/Frost Bankers, Inc.	132,486	18,468,548
East West Bancorp, Inc.	229,888	23,671,567
Fifth Third Bancorp	1,697,973	75,237,184
First Bancorp	357,887	7,429,734
First Financial Bankshares, Inc.	206,101	7,679,323
Fulton Financial Corp.	138,099	2,808,934
Home BancShares, Inc.	436,299	13,171,867
JPMorgan Chase & Co.	3,779,397	1,010,232,818
M&T Bank Corp.	345,742	69,577,120
PNC Financial Services Group, Inc. (The)	971,374	195,197,605
Popular, Inc.	142,742	14,693,861
Prosperity Bancshares, Inc.	216,761	17,340,880
Regions Financial Corp.	2,801,374	69,025,855
ServisFirst Bancshares, Inc.	56,389	5,112,791
SouthState Corp.	123,519	13,042,371
Synovus Financial Corp.	309,110	17,439,986
U.S. Bancorp	4,656,714	222,497,795
UMB Financial Corp.	53,174	6,269,215
United Community Banks, Inc.	238,669	7,916,651
Western Alliance Bancorp	143,601	12,618,220
Wintrust Financial Corp.	78,298	10,242,161
Zions Bancorp N.A.	348,735	20,177,807
		2,790,594,652
Beverages — 3.8%
Brown-Forman Corp., Class A	73,324	2,443,155
Brown-Forman Corp., Class B, NVS	442,513	14,607,354
Coca-Cola Co. (The)	9,300,562	590,399,676
Constellation Brands, Inc., Class A	209,401	37,859,701
PepsiCo, Inc.	3,653,187	550,498,749
		1,195,808,635
Security	Shares	Value
Biotechnology — 5.0%
AbbVie, Inc.	4,824,817	$ 887,283,846
Amgen, Inc.	1,359,908	388,144,942
Gilead Sciences, Inc.	3,192,905	310,350,366
		1,585,779,154
Broadline Retail — 0.1%
Dillard’s, Inc., Class A	690	322,996
eBay, Inc.	627,612	42,351,258
		42,674,254
Building Products — 0.7%
A. O. Smith Corp.	175,020	11,778,846
AAON, Inc.	12,706	1,478,724
Advanced Drainage Systems, Inc.	26,590	3,214,997
Allegion PLC	92,390	12,262,925
Armstrong World Industries, Inc.	26,661	4,026,077
Carlisle Cos., Inc.	33,032	12,864,643
Carrier Global Corp.	666,036	43,545,434
CSW Industrials, Inc.	3,152	1,039,561
Fortune Brands Innovations, Inc.	117,421	8,415,563
Griffon Corp.	26,658	2,019,877
Lennox International, Inc.	16,959	10,046,851
Masco Corp.	248,126	19,671,429
Owens Corning	80,591	14,873,069
Simpson Manufacturing Co., Inc.	18,717	3,144,456
Trane Technologies PLC	145,239	52,685,447
UFP Industries, Inc.	47,814	5,529,689
		206,597,588
Capital Markets — 5.8%
Ameriprise Financial, Inc.	80,053	43,497,598
Ares Management Corp., Class A	290,519	57,586,676
Bank of New York Mellon Corp. (The)	1,317,286	113,194,386
BlackRock, Inc.(a)	204,264	219,685,932
CME Group, Inc., Class A	541,814	128,149,847
Cohen & Steers, Inc.	47,288	4,191,136
Evercore, Inc., Class A	30,357	8,842,083
FactSet Research Systems, Inc.	24,989	11,855,032
Goldman Sachs Group, Inc. (The)	488,553	312,869,341
Hamilton Lane, Inc., Class A	34,008	5,413,394
Houlihan Lokey, Inc., Class A	52,546	9,548,659
Intercontinental Exchange, Inc.	499,034	79,760,604
Jefferies Financial Group, Inc.	218,521	16,802,080
KKR & Co., Inc., Class A	226,889	37,906,345
MarketAxess Holdings, Inc.	36,658	8,087,855
Moody’s Corp.	81,943	40,925,612
Morgan Stanley	2,772,010	383,729,344
Morningstar, Inc.	10,062	3,306,776
MSCI, Inc., Class A	61,664	36,799,225
Nasdaq, Inc.	352,797	29,049,305
Northern Trust Corp.	435,541	48,906,899
Raymond James Financial, Inc.	157,906	26,604,003
S&P Global, Inc.	167,969	87,580,716
SEI Investments Co.	93,845	8,125,100
State Street Corp.	689,800	70,097,476
Stifel Financial Corp.	117,487	13,610,869
Victory Capital Holdings, Inc., Class A	80,274	5,312,533
		1,811,438,826
Chemicals — 2.0%
Air Products & Chemicals, Inc.	386,649	129,627,944
Albemarle Corp.	140,577	11,835,178
Ashland, Inc.	80,572	5,115,516
Avient Corp.	153,349	6,578,672
Balchem Corp.	10,275	1,643,589

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Cabot Corp.	69,231	$ 5,986,405
Corteva, Inc.	606,341	39,575,877
Eastman Chemical Co.	296,048	29,501,183
Ecolab, Inc.	181,345	45,370,706
HB Fuller Co.	54,872	3,464,069
Linde PLC	460,913	205,622,508
Mosaic Co. (The)	774,741	21,607,526
NewMarket Corp.	10,446	5,202,317
PPG Industries, Inc.	402,146	46,399,605
RPM International, Inc.	150,083	19,000,508
Sherwin-Williams Co. (The)	137,593	49,280,309
Westlake Corp.	44,996	5,141,693
		630,953,605
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	82,705	4,413,139
Brady Corp., Class A, NVS	45,957	3,423,337
Cintas Corp.	197,003	39,512,892
MSA Safety, Inc.	33,192	5,467,718
Republic Services, Inc.	173,818	37,695,910
Tetra Tech, Inc.	111,348	4,097,606
Waste Management, Inc.	394,163	86,818,342
		181,428,944
Communications Equipment — 1.8%
Cisco Systems, Inc.	8,340,732	505,448,359
Motorola Solutions, Inc.	104,561	49,065,249
		554,513,608
Construction & Engineering — 0.0%
Comfort Systems U.S.A., Inc.	8,127	3,549,467
Quanta Services, Inc.	14,071	4,328,380
Valmont Industries, Inc.	10,734	3,561,112
		11,438,959
Construction Materials — 0.3%
CRH PLC	741,060	73,387,172
Martin Marietta Materials, Inc.	26,730	14,544,327
Vulcan Materials Co.	67,320	18,455,778
		106,387,277
Consumer Finance — 0.7%
American Express Co.	393,342	124,866,418
Discover Financial Services	302,892	60,908,552
FirstCash Holdings, Inc.	43,089	4,703,165
Synchrony Financial	436,095	30,081,833
		220,559,968
Consumer Staples Distribution & Retail — 2.5%
Casey’s General Stores, Inc.	13,517	5,701,065
Costco Wholesale Corp.	158,848	155,651,978
Dollar General Corp.	497,358	35,342,259
Kroger Co. (The)	1,084,266	66,834,156
Sysco Corp.	971,162	70,817,133
Target Corp.	1,166,202	160,830,918
Walmart, Inc.	2,912,447	285,885,798
		781,063,307
Containers & Packaging — 0.3%
AptarGroup, Inc.	53,424	8,395,582
Avery Dennison Corp.	109,442	20,326,663
Silgan Holdings, Inc.	90,403	4,973,973
Smurfit WestRock PLC	865,006	45,923,168
		79,619,386
Security	Shares	Value
Distributors — 0.2%
Genuine Parts Co.	349,770	$ 40,660,763
Pool Corp.	37,477	12,901,457
		53,562,220
Diversified Consumer Services — 0.1%
H&R Block, Inc.	283,736	15,693,438
Service Corp. International	159,350	12,448,422
		28,141,860
Electric Utilities — 4.2%
Alliant Energy Corp.	621,123	36,571,722
American Electric Power Co., Inc.	1,624,880	159,823,197
Duke Energy Corp.	2,259,335	253,022,927
Edison International	1,127,906	60,906,924
Entergy Corp.	1,050,710	85,191,567
IDACORP, Inc.	124,731	13,712,926
MGE Energy, Inc.	51,876	4,661,059
NextEra Energy, Inc.	4,386,429	313,892,859
NRG Energy, Inc.	273,326	27,999,515
OGE Energy Corp.	616,813	26,048,013
Otter Tail Corp.	78,294	6,031,770
Southern Co. (The)	2,899,718	243,431,326
TXNM Energy, Inc.	230,962	11,167,013
Xcel Energy, Inc.	1,410,888	94,811,673
		1,337,272,491
Electrical Equipment — 0.9%
AMETEK, Inc.	104,888	19,358,129
Eaton Corp. PLC	315,768	103,079,306
Emerson Electric Co.	704,830	91,592,659
Hubbell, Inc.	47,577	20,125,547
nVent Electric PLC	128,603	8,370,769
Regal Rexnord Corp.	42,243	6,705,231
Rockwell Automation, Inc.	155,034	43,166,117
		292,397,758
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	831,803	58,875,016
Avnet, Inc.	172,018	8,886,450
Badger Meter, Inc.	13,000	2,780,830
CDW Corp.	144,552	28,786,085
Cognex Corp.	107,511	4,289,689
Littelfuse, Inc.	21,261	5,067,772
TD SYNNEX Corp.	48,727	6,944,085
TE Connectivity PLC	398,568	58,976,107
		174,606,034
Energy Equipment & Services — 0.0%
Cactus, Inc., Class A	40,836	2,438,318
Entertainment — 0.0%
Warner Music Group Corp., Class A	227,429	7,232,242
Financial Services — 1.9%
Equitable Holdings, Inc.	415,897	22,633,115
Essent Group Ltd.	168,404	9,809,533
Jack Henry & Associates, Inc.	68,760	11,970,428
Mastercard, Inc., Class A	309,101	171,683,968
MGIC Investment Corp.	437,555	11,175,155
Radian Group, Inc.	345,419	11,751,154
Visa, Inc., Class A	1,001,731	342,391,656
Voya Financial, Inc.	195,221	13,858,739
Walker & Dunlop, Inc.	66,454	6,384,236
		601,657,984
Food Products — 1.9%
Archer-Daniels-Midland Co.	1,380,389	70,717,329

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
General Mills, Inc.	1,570,199	$ 94,431,768
Hershey Co. (The)	349,933	52,227,500
Hormel Foods Corp.	759,554	22,771,429
Ingredion, Inc.	110,773	15,113,868
J & J Snack Foods Corp.	23,288	3,195,812
J M Smucker Co. (The)	311,557	33,302,328
Kellanova	571,644	46,720,464
Lamb Weston Holdings, Inc.	213,581	12,802,045
Lancaster Colony Corp.	29,970	5,057,138
McCormick & Co., Inc., NVS	397,704	30,714,680
Mondelez International, Inc., Class A	3,070,583	178,063,108
Tyson Foods, Inc., Class A	696,400	39,339,636
		604,457,105
Gas Utilities — 0.3%
Atmos Energy Corp.	294,711	41,999,264
MDU Resources Group, Inc.	397,995	7,092,271
National Fuel Gas Co.	235,363	16,482,471
New Jersey Resources Corp.	289,593	13,885,984
ONE Gas, Inc.	155,237	10,965,942
		90,425,932
Ground Transportation — 1.2%
CSX Corp.	2,117,438	69,600,187
JB Hunt Transport Services, Inc.	60,111	10,292,206
Knight-Swift Transportation Holdings, Inc.	131,987	7,535,138
Landstar System, Inc.	20,597	3,391,502
Old Dominion Freight Line, Inc.	72,311	13,421,645
Ryder System, Inc.	66,564	10,610,967
Union Pacific Corp.	1,067,270	264,458,833
		379,310,478
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	2,569,175	328,674,558
Becton Dickinson & Co.	383,935	95,062,306
DENTSPLY SIRONA, Inc.	514,682	10,170,116
Medtronic PLC	3,328,427	302,287,740
ResMed, Inc.	97,175	22,950,792
STERIS PLC	82,056	18,105,657
Stryker Corp.	234,891	91,910,499
		869,161,668
Health Care Providers & Services — 2.9%
Cardinal Health, Inc.	321,607	39,769,921
Cencora, Inc.	125,022	31,781,843
Chemed Corp.	4,209	2,365,458
Elevance Health, Inc.	300,927	119,076,814
Ensign Group, Inc. (The)	8,425	1,176,635
HCA Healthcare, Inc.	118,423	39,068,932
Humana, Inc.	117,487	34,450,713
McKesson Corp.	48,041	28,572,385
Quest Diagnostics, Inc.	164,383	26,810,867
UnitedHealth Group, Inc.	1,112,573	603,559,727
		926,633,295
Hotels, Restaurants & Leisure — 1.4%
Churchill Downs, Inc.	15,769	1,948,733
Domino’s Pizza, Inc.	35,098	15,763,214
McDonald’s Corp.	1,242,503	358,710,616
Texas Roadhouse, Inc.	64,934	11,759,547
Wingstop, Inc.	7,424	2,211,610
Yum! Brands, Inc.	416,747	54,385,483
		444,779,203
Household Durables — 0.3%
DR Horton, Inc.	238,253	33,808,100
Security	Shares	Value
Household Durables (continued)
Garmin Ltd.	160,068	$ 34,550,678
PulteGroup, Inc.	104,565	11,897,406
		80,256,184
Household Products — 3.2%
Church & Dwight Co., Inc.	203,552	21,478,807
Clorox Co. (The)	281,416	44,655,091
Colgate-Palmolive Co.	1,354,040	117,395,268
Kimberly-Clark Corp.	954,229	124,021,143
Procter & Gamble Co. (The)	4,270,714	708,895,817
WD-40 Co.	14,372	3,376,701
		1,019,822,827
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	155,871	26,191,004
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	987,623	220,951,018
Insurance — 3.4%
Aflac, Inc.	744,398	79,933,457
Allstate Corp. (The)	387,636	74,554,032
American Financial Group, Inc.	129,380	17,668,133
Aon PLC, Class A	123,754	45,890,458
Arthur J. Gallagher & Co.	140,985	42,552,093
Assurant, Inc.	52,851	11,373,007
Assured Guaranty Ltd.	57,710	5,459,366
Axis Capital Holdings Ltd.	116,498	10,603,648
Brown & Brown, Inc.	108,285	11,333,108
Chubb Ltd.	380,435	103,432,668
Cincinnati Financial Corp.	255,012	34,949,395
CNO Financial Group, Inc.	150,164	5,997,550
Erie Indemnity Co., Class A, NVS	24,016	9,677,247
Everest Group Ltd.	73,872	25,671,259
Fidelity National Financial, Inc., Class A	626,503	36,443,679
First American Financial Corp.	259,674	16,416,590
Globe Life, Inc.	65,141	7,953,065
Hanover Insurance Group, Inc. (The)	61,191	9,367,730
Hartford Financial Services Group, Inc. (The)	369,089	41,171,878
Kinsale Capital Group, Inc.	2,220	981,107
Marsh & McLennan Cos., Inc.	576,337	124,995,969
MetLife, Inc.	1,212,042	104,853,753
Old Republic International Corp.	567,240	20,749,639
Primerica, Inc.	33,776	9,800,782
Principal Financial Group, Inc.	647,143	53,356,940
Reinsurance Group of America, Inc.	85,802	19,550,844
RenaissanceRe Holdings Ltd.	23,337	5,427,719
RLI Corp.	45,436	3,332,731
Selective Insurance Group, Inc.	73,683	6,198,951
Travelers Cos., Inc. (The)	300,594	73,699,637
Unum Group	305,368	23,284,310
W. R. Berkley Corp.	127,244	7,485,764
Willis Towers Watson PLC	87,593	28,867,587
		1,073,034,096
IT Services — 2.8%
Accenture PLC, Class A	780,641	300,507,753
Cognizant Technology Solutions Corp., Class A	569,122	47,015,168
International Business Machines Corp.	2,062,894	527,481,996
		875,004,917
Leisure Products — 0.0%
Acushnet Holdings Corp.	29,582	1,932,296
Brunswick Corp.	115,224	7,770,707
		9,703,003

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	146,377	$ 22,179,043
Danaher Corp.	227,042	50,571,335
Thermo Fisher Scientific, Inc.	85,784	51,277,386
West Pharmaceutical Services, Inc.	14,515	4,957,598
		128,985,362
Machinery — 2.6%
AGCO Corp.	55,566	5,802,757
Allison Transmission Holdings, Inc.	59,596	7,004,914
Caterpillar, Inc.	538,150	199,890,436
Cummins, Inc.	205,375	73,164,844
Donaldson Co., Inc.	137,612	9,796,598
Dover Corp.	107,402	21,875,639
Enpro, Inc.	10,407	1,932,580
Franklin Electric Co., Inc.	32,692	3,268,873
Graco, Inc.	149,729	12,602,690
IDEX Corp.	70,570	15,829,557
Illinois Tool Works, Inc.	497,369	128,898,150
Ingersoll Rand, Inc.	25,511	2,392,932
ITT, Inc.	53,017	8,006,627
Kadant, Inc.	2,757	1,028,085
Lincoln Electric Holdings, Inc.	59,974	11,921,632
Mueller Water Products, Inc., Class A	135,675	3,120,525
Nordson Corp.	49,295	10,855,745
Oshkosh Corp.	90,278	10,508,359
Otis Worldwide Corp.	487,830	46,548,739
PACCAR, Inc.	409,780	45,436,406
Parker-Hannifin Corp.	93,433	66,061,803
Pentair PLC	106,539	11,045,964
Snap-on, Inc.	97,176	34,512,056
Stanley Black & Decker, Inc.	459,088	40,431,880
Terex Corp.	71,988	3,461,903
Timken Co. (The)	90,691	7,279,767
Toro Co. (The)	130,016	10,826,432
Watts Water Technologies, Inc., Class A	16,397	3,390,572
Xylem, Inc.	215,208	26,694,400
		823,590,865
Marine Transportation — 0.0%
Matson, Inc.	25,817	3,662,141
Media — 1.1%
Comcast Corp., Class A	9,160,856	308,354,413
New York Times Co. (The), Class A	110,248	5,986,466
Omnicom Group, Inc.	456,850	39,650,012
		353,990,891
Metals & Mining — 0.3%
Nucor Corp.	287,550	36,930,046
Reliance, Inc.	61,329	17,754,746
Royal Gold, Inc.	51,705	7,229,393
Steel Dynamics, Inc.	156,459	20,058,044
		81,972,229
Multi-Utilities — 1.9%
Ameren Corp.	608,773	57,346,417
CMS Energy Corp.	706,155	46,606,230
Consolidated Edison, Inc.	949,752	89,029,752
DTE Energy Co.	534,004	64,016,400
NiSource, Inc.	1,030,378	38,433,099
Public Service Enterprise Group, Inc.	1,073,200	89,655,128
Sempra	1,373,153	113,875,578
WEC Energy Group, Inc.	846,152	83,989,048
		582,951,652
Security	Shares	Value
Oil, Gas & Consumable Fuels — 5.0%
ConocoPhillips	3,066,489	$ 303,061,108
Diamondback Energy, Inc.	319,986	52,592,899
EOG Resources, Inc.	1,229,452	154,652,767
Exxon Mobil Corp.	8,261,857	882,614,183
Ovintiv, Inc.	580,589	24,512,467
Phillips 66	1,160,756	136,818,310
Texas Pacific Land Corp.	5,845	7,581,959
		1,561,833,693
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	43,690	5,110,419
Personal Care Products — 0.0%
Interparfums, Inc.	31,583	4,453,835
Pharmaceuticals — 6.3%
Eli Lilly & Co.	402,124	326,154,734
Johnson & Johnson	6,257,999	952,154,548
Merck & Co., Inc.	6,013,480	594,252,093
Perrigo Co. PLC	429,946	10,709,955
Royalty Pharma PLC, Class A	1,025,860	32,396,659
Zoetis, Inc., Class A	337,546	57,686,611
		1,973,354,600
Professional Services — 1.0%
Automatic Data Processing, Inc.	582,720	176,569,987
Booz Allen Hamilton Holding Corp., Class A	148,593	19,168,497
Broadridge Financial Solutions, Inc.	134,339	32,002,236
Exponent, Inc.	46,042	4,220,670
Genpact Ltd.	160,936	7,835,974
Insperity, Inc.	82,471	6,186,150
Jacobs Solutions, Inc.	84,069	11,780,589
KBR, Inc.	104,314	5,676,768
Robert Half, Inc.	227,776	14,757,607
SS&C Technologies Holdings, Inc.	213,883	17,313,829
Verisk Analytics, Inc.	60,013	17,250,137
		312,762,444
Semiconductors & Semiconductor Equipment — 5.8%
Analog Devices, Inc.	645,419	136,757,832
Applied Materials, Inc.	591,919	106,752,591
Broadcom, Inc.	4,075,030	901,681,888
KLA Corp.	107,837	79,609,587
Lam Research Corp.	1,161,788	94,162,917
Microchip Technology, Inc.	1,205,443	65,455,555
Monolithic Power Systems, Inc.	28,598	18,227,507
NXP Semiconductors NV	363,023	75,708,447
Power Integrations, Inc.	59,362	3,699,440
QUALCOMM, Inc.	1,824,590	315,526,349
Skyworks Solutions, Inc.	383,816	34,067,508
Universal Display Corp.	36,139	5,417,959
		1,837,067,580
Software — 3.7%
Intuit, Inc.	133,209	80,126,546
Microsoft Corp.	2,080,332	863,462,600
Oracle Corp.	1,106,767	188,216,796
Roper Technologies, Inc.	44,774	25,774,153
		1,157,580,095
Specialty Retail — 3.2%
Dick’s Sporting Goods, Inc.	88,796	21,315,480
Group 1 Automotive, Inc.	4,569	2,085,703
Home Depot, Inc. (The)	1,628,866	671,060,215
Lithia Motors, Inc., Class A	11,834	4,450,767
Lowe’s Cos., Inc.	748,595	194,664,644

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
Murphy U.S.A., Inc.	5,290	$ 2,660,394
Penske Automotive Group, Inc.	44,057	7,297,161
Ross Stores, Inc.	240,247	36,171,588
Tractor Supply Co.	639,721	34,775,233
Williams-Sonoma, Inc.	111,235	23,511,742
		997,992,927
Technology Hardware, Storage & Peripherals — 3.1%
Apple Inc.	3,739,424	882,504,064
HP, Inc.	2,358,245	76,642,962
NetApp, Inc.	269,016	32,846,854
		991,993,880
Textiles, Apparel & Luxury Goods — 0.5%
Columbia Sportswear Co.	36,045	3,182,774
Kontoor Brands, Inc.	96,784	8,889,610
NIKE, Inc., Class B	1,693,510	130,230,919
Steven Madden Ltd.	111,557	4,579,415
		146,882,718
Trading Companies & Distributors — 0.6%
Air Lease Corp., Class A	135,420	6,256,404
Applied Industrial Technologies, Inc.	16,249	4,225,227
Boise Cascade Co.	18,424	2,324,372
Fastenal Co.	862,643	63,179,973
Ferguson Enterprises, Inc.	250,700	45,406,784
GATX Corp.	38,338	6,343,789
Rush Enterprises, Inc., Class A	55,652	3,380,859
Rush Enterprises, Inc., Class B	10,400	596,128
Security	Shares	Value
Trading Companies & Distributors (continued)
Watsco, Inc.	56,207	$ 26,900,108
WW Grainger, Inc.	24,365	25,891,955
		184,505,599
Water Utilities — 0.2%
American States Water Co.	73,442	5,471,429
American Water Works Co., Inc.	349,668	43,582,619
California Water Service Group	115,602	5,235,615
Essential Utilities, Inc.	647,064	22,957,831
		77,247,494
Total Long-Term Investments — 99.6% (Cost: $23,805,315,084)		31,351,131,764
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(a)(b)	82,726,110	82,726,110
Total Short-Term Securities — 0.3% (Cost: $82,726,110)		82,726,110
Total Investments — 99.9% (Cost: $23,888,041,194)		31,433,857,874
Other Assets Less Liabilities — 0.1%		31,232,738
Net Assets — 100.0%		$ 31,465,090,612

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ (2,300)(b)	$ 2,300	$ —	$ —	—	$ 919,727 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	72,964,605	9,761,505 (b)	—	—	—	82,726,110	82,726,110	2,653,324	—
BlackRock, Inc.	165,862,326	54,263,778	(77,510,806)	16,971,836	60,098,798	219,685,932	204,264	3,666,043	—
				$ 16,974,136	$ 60,098,798	$ 302,412,042		$ 7,239,094	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
January 31, 2025
iShares® Core Dividend Growth ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	346	03/21/25	$ 104,963	$ 590,905
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 31,351,131,764	$ —	$ —	$ 31,351,131,764
Short-Term Securities
Money Market Funds	82,726,110	—	—	82,726,110
	$ 31,433,857,874	$ —	$ —	$ 31,433,857,874
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 590,905	$ —	$ —	$ 590,905

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares